PROPERTY, PLANT AND EQUIPMENT ("PP&E") - Summary of Property, Plant and Equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 1,104.2
Ending balance	1,074.2	$ 1,104.2
Assets held for sale			$ 16.0	$ 0.0
Long term	1,104.2	1,104.2	1,074.2	1,104.2
Property, plant and equipment and assets held for sale			1,090.2	1,104.2
Cost or deemed cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,905.6	6,929.6
Additions to PP&E	67.6	121.5
Property acquisitions	0.2	0.1
Transfer from E&E	58.6
Change in asset retirement obligations	21.9	9.3
Divestitures		(3,154.9)
Ending balance	4,053.9	3,905.6
Long term	3,905.6	6,929.6	4,053.9	3,905.6
Accumulated depletion, amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,801.4	3,963.1
Depletion and amortization for the period	162.3	207.6
Impairment		504.4
Divestitures		(1,873.7)
Ending balance	2,963.7	2,801.4
Long term	2,801.4	3,963.1	2,963.7	2,801.4
Oil and natural gas assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,097.4
Ending balance	1,068.4	1,097.4
Long term	1,097.4	1,097.4	1,068.4	1,097.4
Property, plant and equipment and assets held for sale			1,084.4	1,097.4
Oil and natural gas assets | Cost or deemed cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,817.7	6,838.8
Additions to PP&E	66.7	120.7
Property acquisitions	0.2	0.1
Transfer from E&E	58.6
Change in asset retirement obligations	21.9	9.3
Divestitures		(3,151.2)
Ending balance	3,965.1	3,817.7
Long term	3,817.7	6,838.8	3,965.1	3,817.7
Oil and natural gas assets | Accumulated depletion, amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,720.3	3,882.7
Depletion and amortization for the period	160.4	204.4
Impairment		504.4
Divestitures		(1,871.2)
Ending balance	2,880.7	2,720.3
Long term	2,720.3	3,882.7	2,880.7	2,720.3
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	6.8
Ending balance	5.8	6.8
Long term	6.8	6.8	5.8	6.8
Property, plant and equipment and assets held for sale			5.8	6.8
Other equipment | Cost or deemed cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	87.9	90.8
Additions to PP&E	0.9	0.8
Property acquisitions	0.0	0.0
Transfer from E&E	0.0
Change in asset retirement obligations	0.0	0.0
Divestitures		(3.7)
Ending balance	88.8	87.9
Long term	87.9	90.8	88.8	87.9
Other equipment | Accumulated depletion, amortization and impairment losses
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	81.1	80.4
Depletion and amortization for the period	1.9	3.2
Impairment		0.0
Divestitures		(2.5)
Ending balance	83.0	81.1
Long term	$ 81.1	$ 80.4	83.0	81.1
Assets held for sale
Reconciliation of changes in property, plant and equipment [abstract]
Assets held for sale			16.0	0.0
Assets held for sale | Oil and natural gas assets
Reconciliation of changes in property, plant and equipment [abstract]
Assets held for sale			16.0	0.0
Assets held for sale | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Assets held for sale			$ 0.0	$ 0.0